Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Computations of Net Income Per Common Share

The computations of net income per common share are presented below.

(In Millions Except Common Share Information)	2012	2011	2010
BASIC NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Net Income Applicable to Common Stock	$687.3	$603.6	$669.5
Less: Earnings Allocated to Participating Securities	10.0	7.1	5.6

Earnings Allocated to Common Shares Outstanding	677.3	596.5	663.9
Basic Net Income Per Common Share	2.82	2.47	2.74

DILUTED NET INCOME PER COMMON SHARE
Average Number of Common Shares Outstanding	240,417,805	241,401,310	242,028,776
Plus Dilutive Effect of Share-based Compensation	463,439	410,074	473,755

Average Common and Potential Common Shares	240,881,244	241,811,384	242,502,531

Earnings Allocated to Common and Potential Common Shares	$677.3	$596.5	$663.9
Diluted Net Income Per Common Share	2.81	2.47	2.74

Note: Common stock equivalents totaling 12,158,601 , 13,240,787, and 8,392,686 for the years ended December 31, 2012, 2011, and 2010, respectively, were not included in the computation of diluted net income per common share because their inclusion would have been antidilutive.